Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line items]
Share capital	¥ 14,467	¥ 14,467
A shares [member]
Disclosure of classes of share capital [Line items]
Share capital	9,808	9,808
H shares [member]
Disclosure of classes of share capital [Line items]
Share capital	¥ 4,659	¥ 4,659